RESTRICTED CASH AND SHORT-TERM DEPOSITS(Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash
Our restricted cash balances are as follows:

(in thousands of $)	2017	2016
Methane Princess lease security deposits (see note 21)	119,548	111,958
Restricted cash relating to the $800 million facility (see note 20)	41,656	—
Restricted cash relating to the cross currency interest rate swap (see note 23)	—	32,410
Restricted cash relating to the NR Satu facility (see notes 5 and 20)	10,270	10,361
Restricted cash held by Eskimo SPV (see note 5)	3,764	—
Restricted cash relating to performance guarantees	7,695	7,686
Total restricted cash	182,933	162,415
Less: current portion of restricted cash	(27,306)	(44,927)
Non-current restricted cash	155,627	117,488